Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.6%
BWX Technologies, Inc. ................ 9,639 $ 1,051,808
Curtiss-Wright Corp. ................... 3,189 1,099,854
Leonardo DRS, Inc. ................... 32,160 1,188,633
National Presto Industries, Inc. ............ 3,288 277,343
Woodward, Inc. ...................... 5,967 1,119,230
4,736,868
Automobile Components — 0.7%
Dorman Products, Inc.
(a)
................ 1,783 202,014
Gentex Corp. ....................... 89,643 1,952,424
2,154,438
Beverages — 0.4%
Coca-Cola Consolidated, Inc. ............. 971 1,316,492
Biotechnology — 5.2%
(a)
ACADIA Pharmaceuticals, Inc. ............ 17,437 254,580
ADMA Biologics, Inc.
(b)
................. 13,028 310,066
Alkermes plc ........................ 79,448 2,285,719
Arbutus Biopharma Corp.
(b)
.............. 87,177 309,478
ArriVent Biopharma, Inc.
(b)
............... 8,287 176,182
BioCryst Pharmaceuticals, Inc. ............ 21,284 188,364
CG oncology, Inc. .................... 4,893 131,818
Crinetics Pharmaceuticals, Inc.
(b)
.......... 12,122 404,754
Day One Biopharmaceuticals, Inc. ......... 25,172 195,838
Disc Medicine, Inc.
(b)
................... 7,615 376,333
Dynavax Technologies Corp.
(b)
............ 72,456 851,358
Exelixis, Inc.
(b)
....................... 74,476 2,915,735
Halozyme Therapeutics, Inc.
(b)
............ 7,534 462,738
Ideaya Biosciences, Inc. ................ 5,279 106,266
Ionis Pharmaceuticals, Inc. .............. 42,355 1,300,722
Kiniksa Pharmaceuticals International plc ..... 8,838 238,361
Krystal Biotech, Inc. ................... 2,493 423,511
Mirum Pharmaceuticals, Inc. ............. 20,883 907,366
Newamsterdam Pharma Co. NV
(b)
.......... 6,626 126,755
Praxis Precision Medicines, Inc. ........... 1,997 75,167
Protagonist Therapeutics, Inc.
(b)
........... 3,858 176,774
Roivant Sciences Ltd. .................. 27,280 316,994
Sarepta Therapeutics, Inc. ............... 2,608 162,739
Ultragenyx Pharmaceutical, Inc. ........... 12,840 500,503
Vaxcyte, Inc. ........................ 12,658 453,663
Xenon Pharmaceuticals, Inc. ............. 34,577 1,320,841
Zymeworks, Inc. ..................... 28,349 368,821
15,341,446
Broadline Retail — 0.3%
Ollie's Bargain Outlet Holdings, Inc.
(a)
....... 8,362 887,292
Building Products — 0.3%
CSW Industrials, Inc.
(b)
................. 2,500 781,200
Capital Markets — 0.9%
Houlihan Lokey, Inc. , Class A ............. 6,541 1,060,165
Virtu Financial, Inc. , Class A .............. 44,773 1,752,863
2,813,028
Chemicals — 1.0%
Ashland, Inc. ........................ 9,611 522,742
Hawkins, Inc. ....................... 2,718 330,998
NewMarket Corp. ..................... 3,228 1,986,189
2,839,929
Commercial Services & Supplies — 2.4%
Brady Corp. , Class A, NVS .............. 27,040 1,900,641
Casella Waste Systems, Inc. , Class A
(a) (b)
..... 15,562 1,827,757
Ennis, Inc. ......................... 16,182 290,467
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Liquidity Services, Inc.
(a)
................ 6,479 $ 205,903
MSA Safety, Inc. ..................... 6,669 1,049,834
Tetra Tech, Inc. ...................... 24,794 773,325
UniFirst Corp. ....................... 5,336 952,316
7,000,243
Communications Equipment — 0.3%
(a)
Ciena Corp. ........................ 6,100 409,676
NETGEAR, Inc. ...................... 9,301 224,340
NetScout Systems, Inc. ................. 10,544 221,635
855,651
Construction & Engineering — 0.1%
Argan, Inc. ......................... 1,541 235,973
Consumer Finance — 0.9%
EZCORP, Inc. , Class A, NVS
(a)
............ 31,927 522,645
FirstCash Holdings, Inc. ................ 16,373 2,193,327
2,715,972
Consumer Staples Distribution & Retail — 2.8%
BJ's Wholesale Club Holdings, Inc.
(a)
........ 26,776 3,147,787
Casey's General Stores, Inc. ............. 5,267 2,436,461
Ingles Markets, Inc. , Class A ............. 8,455 521,589
Maplebear, Inc.
(a)
..................... 4,325 172,524
SpartanNash Co. ..................... 18,946 375,889
Sprouts Farmers Market, Inc.
(a)
............ 8,824 1,508,904
Weis Markets, Inc. .................... 3,131 269,235
8,432,389
Containers & Packaging — 2.1%
AptarGroup, Inc. ..................... 27,979 4,195,451
Graphic Packaging Holding Co. ........... 11,962 302,758
Silgan Holdings, Inc. ................... 12,628 652,236
Sonoco Products Co. .................. 27,626 1,132,666
6,283,111
Diversified Consumer Services — 3.0%
Adtalem Global Education, Inc.
(a) (b)
......... 1,857 197,213
Frontdoor, Inc.
(a)
...................... 4,553 187,174
Grand Canyon Education, Inc.
(a)
........... 13,216 2,357,338
H&R Block, Inc. ...................... 24,000 1,448,880
Laureate Education, Inc.
(a)
............... 22,753 456,653
OneSpaWorld Holdings Ltd. .............. 42,928 716,898
Perdoceo Education Corp. ............... 35,973 903,642
Service Corp. International .............. 9,684 773,751
Strategic Education, Inc. ................ 1,692 138,033
Stride, Inc.
(a)
........................ 10,137 1,441,988
Universal Technical Institute, Inc.
(a)
......... 10,032 281,498
8,903,068
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc. ....... 9,743 313,432
Diversified Telecommunication Services — 1.5%
Anterix, Inc.
(a)
....................... 5,707 170,354
Cogent Communications Holdings, Inc. ...... 24,911 1,353,913
IDT Corp. , Class B .................... 10,200 512,550
Iridium Communications, Inc. ............. 18,683 450,821
Liberty Global Ltd. , Class A
(a)
............. 100,699 1,102,654
Liberty Global Ltd. , Class C, NVS
(a)
......... 64,760 734,378
4,324,670
Electric Utilities — 6.6%
ALLETE, Inc. ....................... 34,841 2,281,737
IDACORP, Inc. ...................... 32,647 3,855,284
MGE Energy, Inc. ..................... 5,748 519,734
OGE Energy Corp. .................... 87,223 3,958,180

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
Pinnacle West Capital Corp. ............. 50,113 $ 4,769,756
Portland General Electric Co. ............. 33,460 1,409,335
TXNM Energy, Inc. .................... 52,350 2,785,020
19,579,046
Electronic Equipment, Instruments & Components — 1.0%
Arrow Electronics, Inc.
(a) (b)
............... 1,428 159,022
Avnet, Inc. ......................... 20,481 962,402
OSI Systems, Inc.
(a) (b)
.................. 1,062 217,434
PC Connection, Inc. ................... 5,273 327,137
Plexus Corp.
(a)
....................... 1,710 209,355
TD SYNNEX Corp. .................... 8,715 965,622
2,840,972
Entertainment — 2.6%
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
..... 4,532 196,915
Atlanta Braves Holdings, Inc. , Class C, NVS
(a) (b)
26,357 1,050,590
Cinemark Holdings, Inc. ................ 33,168 992,055
IMAX Corp.
(a)
....................... 27,444 667,713
Madison Square Garden Sports Corp.
(a)
...... 9,492 1,827,874
Marcus Corp. (The) ................... 14,661 239,121
TKO Group Holdings, Inc. , Class A ......... 17,712 2,885,462
7,859,730
Financial Services — 0.1%
Enact Holdings, Inc. ................... 5,899 211,125
International Money Express, Inc.
(a)
......... 8,588 106,663
Western Union Co. (The) ............... 10,427 103,332
421,120
Food Products — 5.9%
Cal-Maine Foods, Inc. .................. 16,204 1,512,968
Flowers Foods, Inc. ................... 122,813 2,160,281
Fresh Del Monte Produce, Inc. ............ 16,367 556,642
Ingredion, Inc. ....................... 26,766 3,555,060
J & J Snack Foods Corp. ................ 9,477 1,228,124
John B Sanfilippo & Son, Inc. ............. 5,519 365,744
Lancaster Colony Corp. ................ 5,818 947,054
Pilgrim's Pride Corp. ................... 26,689 1,456,686
Post Holdings, Inc.
(a)
................... 28,746 3,253,185
Seaboard Corp. ...................... 58 149,987
Simply Good Foods Co. (The)
(a)
........... 32,285 1,165,811
Tootsie Roll Industries, Inc. .............. 7,787 249,184
TreeHouse Foods, Inc.
(a)
................ 7,070 164,660
Utz Brands, Inc. , Class A ................ 43,173 573,769
Vital Farms, Inc.
(a)
.................... 7,187 246,083
17,585,238
Gas Utilities — 0.6%
Chesapeake Utilities Corp. .............. 2,040 268,607
New Jersey Resources Corp. ............. 15,801 773,301
ONE Gas, Inc. ....................... 4,632 363,658
Spire, Inc. .......................... 3,075 235,361
1,640,927
Ground Transportation — 1.5%
Landstar System, Inc. .................. 19,957 2,677,232
Schneider National, Inc. , Class B .......... 33,956 729,714
Werner Enterprises, Inc. ................ 37,982 936,636
4,343,582
Health Care Equipment & Supplies — 1.6%
Inspire Medical Systems, Inc.
(a)
........... 1,271 201,301
iRadimed Corp. ...................... 3,204 167,922
LeMaitre Vascular, Inc. ................. 3,864 350,619
Masimo Corp.
(a) (b)
..................... 2,921 470,164
Merit Medical Systems, Inc.
(a)
............. 35,693 3,371,204
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
QuidelOrtho Corp.
(a)
................... 4,034 $ 112,105
4,673,315
Health Care Providers & Services — 6.9%
Acadia Healthcare Co., Inc.
(a) (b)
............ 5,458 127,717
Addus HomeCare Corp.
(a)
............... 10,524 1,100,284
Amedisys, Inc.
(a)
..................... 20,094 1,906,921
Chemed Corp. ....................... 7,641 4,443,318
Cross Country Healthcare, Inc.
(a)
.......... 19,613 265,756
Encompass Health Corp. ............... 35,096 4,105,881
Ensign Group, Inc. (The) ................ 31,167 4,020,231
Fulgent Genetics, Inc.
(a) (b)
............... 12,032 208,755
HealthEquity, Inc.
(a)
.................... 21,087 1,807,578
National HealthCare Corp. ............... 1,271 120,097
Option Care Health, Inc.
(a)
............... 27,050 873,986
Premier, Inc. , Class A .................. 61,515 1,251,830
US Physical Therapy, Inc. ............... 1,773 126,078
20,358,432
Health Care REITs — 2.9%
CareTrust REIT, Inc. ................... 94,567 2,767,976
Healthcare Realty Trust, Inc. , Class A ....... 20,646 320,633
LTC Properties, Inc. ................... 26,752 959,594
National Health Investors, Inc. ............ 3,956 299,351
Omega Healthcare Investors, Inc. .......... 79,340 3,098,227
Sabra Health Care REIT, Inc. ............. 69,878 1,247,322
8,693,103
Health Care Technology — 0.5%
HealthStream, Inc. .................... 15,052 506,199
Waystar Holding Corp.
(a)
................ 24,509 910,999
1,417,198
Hotels, Restaurants & Leisure — 1.9%
Aramark ........................... 19,120 639,182
Choice Hotels International, Inc.
(b)
.......... 4,022 507,214
Churchill Downs, Inc. .................. 4,086 369,415
Planet Fitness, Inc. , Class A
(a)
............ 8,921 843,837
Target Hospitality Corp.
(a)
............... 21,596 146,853
Texas Roadhouse, Inc. ................. 10,407 1,727,146
Wendy's Co. (The) .................... 106,019 1,325,238
Wyndham Hotels & Resorts, Inc. .......... 1,703 145,266
5,704,151
Household Products — 0.3%
Reynolds Consumer Products, Inc. ......... 38,653 889,019
Industrial REITs — 0.2%
Americold Realty Trust, Inc. .............. 27,505 531,947
Insurance — 13.1%
AMERISAFE, Inc. .................... 11,773 547,327
Axis Capital Holdings Ltd. ............... 46,193 4,449,310
Employers Holdings, Inc. ................ 14,532 706,110
Enstar Group Ltd.
(a)
................... 5,861 1,959,977
Hanover Insurance Group, Inc. (The) ....... 21,894 3,636,593
HCI Group, Inc. ...................... 2,453 358,874
Horace Mann Educators Corp. ............ 23,609 980,718
Mercury General Corp. ................. 14,597 808,966
Old Republic International Corp. ........... 131,370 4,939,512
Reinsurance Group of America, Inc. ........ 3,231 605,199
RenaissanceRe Holdings Ltd. ............ 12,514 3,027,512
RLI Corp. .......................... 45,854 3,393,655
Ryan Specialty Holdings, Inc. , Class A ....... 31,346 2,053,476
Safety Insurance Group, Inc. ............. 9,105 696,532
Selective Insurance Group, Inc. ........... 26,748 2,333,228
SiriusPoint Ltd.
(a)
..................... 31,558 530,174

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Skyward Specialty Insurance Group, Inc.
(a)
.... 20,939 $ 1,111,651
Unum Group ........................ 50,295 3,905,910
White Mountains Insurance Group Ltd. ...... 1,564 2,764,292
38,809,016
Interactive Media & Services — 0.3%
(a)
QuinStreet, Inc. ...................... 8,214 143,909
Yelp, Inc.
(b)
......................... 25,287 887,068
1,030,977
IT Services — 0.1%
Hackett Group, Inc. (The) ............... 15,195 388,080
Leisure Products — 0.2%
Smith & Wesson Brands, Inc. ............. 12,685 120,888
Sturm Ruger & Co., Inc. ................ 10,368 421,563
542,451
Machinery — 0.6%
Donaldson Co., Inc. ................... 15,742 1,034,722
Enerpac Tool Group Corp. , Class A ......... 15,044 607,326
1,642,048
Marine Transportation — 0.3%
Genco Shipping & Trading Ltd. ............ 18,902 244,970
Matson, Inc. ........................ 5,130 559,632
804,602
Media — 1.1%
New York Times Co. (The) , Class A ......... 54,140 2,818,528
TEGNA, Inc. ........................ 26,073 423,165
3,241,693
Metals & Mining — 2.0%
Royal Gold, Inc. ...................... 31,850 5,819,313
Warrior Met Coal, Inc. .................. 3,647 174,400
5,993,713
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Dynex Capital, Inc. .................... 44,981 554,616
Multi-Utilities — 0.7%
Avista Corp. ........................ 17,266 716,021
Northwestern Energy Group, Inc. .......... 25,986 1,513,165
2,229,186
Oil, Gas & Consumable Fuels — 5.0%
Antero Midstream Corp. ................ 75,984 1,257,535
CNX Resources Corp.
(a)
................ 13,939 410,225
Core Natural Resources, Inc. ............. 5,356 386,757
DT Midstream, Inc. .................... 36,629 3,560,339
Gulfport Energy Corp.
(a)
................ 2,074 357,765
Hess Midstream LP , Class A ............. 63,816 2,372,041
International Seaways, Inc. .............. 24,412 829,031
Kimbell Royalty Partners LP ............. 42,197 506,364
Kinetik Holdings, Inc. , Class A ............ 23,790 983,479
PBF Energy, Inc. , Class A ............... 5,425 93,201
Peabody Energy Corp. ................. 6,173 76,175
Plains GP Holdings LP , Class A ........... 120,543 2,246,921
Viper Energy, Inc. , Class A .............. 45,093 1,818,601
14,898,434
Personal Care Products — 0.2%
BellRing Brands, Inc.
(a)
................. 6,175 476,339
Pharmaceuticals — 2.5%
ANI Pharmaceuticals, Inc.
(a)
.............. 4,485 317,628
Avadel Pharmaceuticals plc , ADR
(a)
......... 19,713 175,249
Axsome Therapeutics, Inc.
(a)
............. 5,883 660,602
Security
Shares
Shares Value
Pharmaceuticals (continued)
Collegium Pharmaceutical, Inc.
(a) (b)
......... 19,759 $ 533,394
Corcept Therapeutics, Inc.
(a)
............. 7,452 535,650
Innoviva, Inc.
(a)
...................... 34,635 647,328
Jazz Pharmaceuticals plc
(a)
.............. 11,988 1,402,116
LENZ Therapeutics, Inc.
(a) (b)
.............. 4,532 129,230
Perrigo Co. plc ...................... 17,291 444,724
Prestige Consumer Healthcare, Inc.
(a)
....... 30,346 2,465,006
7,310,927
Professional Services — 5.6%
Barrett Business Services, Inc. ............ 6,512 264,127
CACI International, Inc. , Class A
(a) (b)
........ 5,482 2,510,043
CRA International, Inc. ................. 1,481 240,218
ExlService Holdings, Inc.
(a)
.............. 13,525 655,692
FTI Consulting, Inc.
(a)
.................. 11,464 1,906,234
Genpact Ltd. ........................ 39,515 1,986,024
Huron Consulting Group, Inc.
(a) (b)
.......... 9,707 1,308,407
ICF International, Inc. .................. 4,523 384,274
KBR, Inc. .......................... 27,384 1,446,149
Kelly Services, Inc. , Class A, NVS ......... 10,802 124,763
Maximus, Inc. ....................... 9,249 619,313
Parsons Corp.
(a)
...................... 28,682 1,917,678
Robert Half, Inc. ..................... 2,144 94,979
Science Applications International Corp. ..... 11,861 1,435,537
UL Solutions, Inc. , Class A ............... 7,801 446,139
Verra Mobility Corp. , Class A
(a)
............ 43,502 948,344
WNS Holdings Ltd.
(a)
.................. 4,892 296,064
16,583,985
Residential REITs — 0.0%
Elme Communities .................... 9,682 150,749
Retail REITs — 3.0%
Agree Realty Corp. ................... 61,698 4,788,382
Federal Realty Investment Trust ........... 1,899 178,544
Getty Realty Corp. .................... 31,689 886,975
Kite Realty Group Trust ................. 13,904 301,021
NETSTREIT Corp. .................... 41,677 678,085
NNN REIT, Inc. ...................... 49,667 2,041,810
Phillips Edison & Co., Inc. ............... 4,188 145,324
9,020,141
Software — 5.6%
A10 Networks, Inc. .................... 40,603 669,137
Alarm.com Holdings, Inc.
(a)
.............. 5,340 286,224
AvePoint, Inc. , Class A
(a)
................ 63,009 1,030,197
Blackbaud, Inc.
(a)
..................... 7,428 449,691
Box, Inc. , Class A
(a) (b)
.................. 32,526 1,015,462
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 161,995 1,500,074
Clearwater Analytics Holdings, Inc. , Class A
(a)
.. 50,455 1,147,347
Commvault Systems, Inc.
(a)
.............. 4,169 696,765
Daily Journal Corp.
(a)
.................. 438 165,993
Dolby Laboratories, Inc. , Class A .......... 36,350 2,791,316
Dropbox, Inc. , Class A
(a)
................ 32,663 932,529
Guidewire Software, Inc.
(a)
............... 7,571 1,550,314
InterDigital, Inc. ...................... 9,664 1,942,464
N-able, Inc.
(a)
........................ 45,655 322,324
Progress Software Corp. ................ 26,337 1,579,167
Qualys, Inc.
(a)
....................... 1,320 165,937
Vertex, Inc. , Class A
(a) (b)
................. 11,333 453,660
16,698,601
Specialized REITs — 0.1%
Four Corners Property Trust, Inc. .......... 16,133 450,917

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Specialty Retail — 1.6%
Murphy USA, Inc. .................... 8,068 $ 4,022,463
Valvoline, Inc.
(a)
...................... 17,237 590,539
4,613,002
Textiles, Apparel & Luxury Goods — 0.4%
Columbia Sportswear Co. ............... 12,977 806,780
Skechers USA, Inc. , Class A
(a)
............ 5,511 264,638
1,071,418
Trading Companies & Distributors — 0.4%
McGrath RentCorp .................... 3,800 405,346
MSC Industrial Direct Co., Inc. , Class A ...... 9,475 724,648
1,129,994
Water Utilities — 0.4%
American States Water Co. .............. 7,393 599,646
California Water Service Group ........... 10,824 548,236
1,147,882
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.
(a) (b)
........... 2,634 180,850
Total Common Stocks — 99 .7%
(Cost: $ 268,064,959 ) .............................. 295,442,603
Rights
Biotechnology — 0.0%
Contra Chinook Therape, CVR
(a) (c)
......... 72,502 61,627
Total Rights — 0.0%
(Cost: $ 28,276 ) ................................. 61,627
Total Long-Term Investments — 99.7%
(Cost: $ 268,093,235 ) .............................. 295,504,230
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 4.7%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(f)
................... 13,149,669 $ 13,154,929
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 615,814 615,814
Total Short-Term Securities — 4 .7%
(Cost: $ 13,762,389 ) ............................... 13,770,743
Total Investments — 104 .4%
(Cost: $ 281,855,624 ) .............................. 309,274,973
Liabilities in Excess of Other Assets — (4.4) % ............. (12,943,331)
Net Assets — 100.0% ...............................
$ 296,331,642
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 33,822,399 $ — $ (20,672,018)
(a)
$ 9,462 $ (4,914) $ 13,154,929 13,149,669 $ 267,294
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,763,241 — (1,147,427)
(a)
— — 615,814 615,814 18,389 —
$ 9,462 $ (4,914) $ 13,770,743 $ 285,683 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 17 06/20/25 $ 610 $ 7,398
S&P Midcap 400 E-Mini Index ................................................. 1 06/20/25 286 (14,669)
$ (7,271)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 295,442,603 $ — $ — $ 295,442,603
Rights ................................................ — — 61,627 61,627
Short-Term Securities
Money Market Funds ...................................... 13,770,743 — — 13,770,743
$ 309,213,346 $ — $ 61,627 $ 309,274,973
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 7,398 $ — $ — $ 7,398
Liabilities
Equity contracts ........................................... (14,669) — — (14,669)
$ (7,271) $ — $ — $ (7,271)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust